Fair Value Measurements - Commodity Derivatives at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Quoted Prices in Active Markets (Level 1)
Net valuation of the Company's derivatives subject to fair value measurement on a recurring basis
Commodity derivatives	$ 0	$ 0
Significant Other Observable Inputs (Level 2)
Net valuation of the Company's derivatives subject to fair value measurement on a recurring basis
Commodity derivatives	(4,750)	1,508
Significant Unobservable Inputs (Level 3)
Net valuation of the Company's derivatives subject to fair value measurement on a recurring basis
Commodity derivatives	$ 0	$ 0